Annual Fund Operating Expenses - ClearBridge Variable Large Cap Value Portfolio	May 01, 2021
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.73%
Class II
Operating Expenses:
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%	[1]
Expenses (as a percentage of Assets)	0.98%

[1]	“Other expenses” for Class II shares are estimated for the current fiscal year. Actual expenses may differ from estimates.